GENERAL	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation Abstract [Abstract]
GENERAL
1	GENERAL

General information

The company was incorporated as a private company on 2 November 2017 and with effect from 25 April 2018, it was converted from a private company to a public company whereby it changed its name to Grindrod Shipping Holdings Ltd. The company is incorporated in Singapore with its principal place of business and registered office at #03-01 Southpoint, 200 Cantonment Road, Singapore 089763. On 18 June 2018, the company became a publicly traded company with its shares Primarily listed on the NASDAQ Global Select Market and Secondarily on the Main Board of the Johannesburg Stock Exchange (JSE).

The company was incorporated with the intention to acquire all of the shares of Grindrod Shipping Pte. Ltd., or GSPL, and Grindrod Shipping (South Africa) Pty Ltd, or GSSA from Grindrod Limited, a public company incorporated in accordance with the laws of the Republic of South Africa, or Parent as part of the Parent’s plan to demerge its shipping business (referred to as the ‘Spin-Off’). On 18 June 2018, the Spin-Off was effected by the company acquiring 100% of the issued and paid up share capital of GSPL and GSSA for a consideration of $320,683,000 (Note 26). The purchase consideration was satisfied by the issuance by the company of compulsorily convertible notes which converted to
19,063,832
ordinary shares of the company on the same date.

The principal activities of the Group are sales of vessels, ship chartering and operating. Information of the entities within the Group is contained in Note 15.

The consolidated and combined financial statements of the Group were authorised for issue by the Board of Directors on
16 April 2019
.